Financial Risk Management - Schedule of Balances in Foreign Currencies (Detail) - Foreign exchange risk [Member] - CAD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Foreign Currency Fair Value Hedge Derivative [Line Items]
Trade payables	$ 51	$ 74
Cash	13	27
Interest, taxes, and other receivables	$ 8	$ 11